Statements of operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 20,837	$ 10,434	$ 53,856	$ 19,766	$ 29,738	$ 9,167
Acquired in-process research and development				500	500	3,371
General and administrative	7,793	1,209	19,990	3,331	6,951	928
Loss from operations	(28,630)	(11,643)	(73,846)	(23,597)	(37,189)	(13,466)
Change in fair value of future tranche right liability				(9,141)	(9,141)	696
Interest income	99	255	558	255	696
Net loss	$ (28,531)	$ (11,388)	$ (73,288)	$ (32,483)	$ (45,634)	$ (12,770)
Per share information:
Net loss per share of common stock, basic and diluted	$ (0.63)	$ (2.68)	$ (2.02)	$ (7.70)	$ (10.77)	$ (3.55)
Weighted average common shares outstanding, basic and diluted	45,503,794	4,248,835	36,273,495	4,218,907	4,236,061	3,597,913
Comprehensive loss	$ (28,571)	$ (11,388)	$ (73,328)	$ (32,483)